Investments in associated undertakings	12 Months Ended
Dec. 31, 2023
Investments in associated undertakings
Investments in associated undertakings

B6. Investments in associated undertakings

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Interest in Nippon Calmic Limited	31	32
Interest in individually immaterial associated undertakings[1]	13	31
At 31 December[1]	44	63
1.	Investments in associated undertakings have been retrospectively adjusted by an increase of £10m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Nippon Calmic Limited

Nippon Calmic Limited is an associated undertaking in Japan which provides hygiene services, in which the Group has a 49% interest. The associate is unlisted and the investment value is shown below.

	2023	2022
	£m	£m
At 1 January	32	29
Exchange differences	(4)	(1)
Share of profit[1]	7	8
Dividends received	(4)	(4)
At 31 December	31	32
1.	Share of profit is net of tax of £4m (2022: £4m).

	Assets	Liabilities	Revenue	Profit	Assets	Liabilities	Revenue	Profit
	2023	2023	2023	2023	2022	2022	2022	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Nippon Calmic Ltd (49%)	60	(28)	54	7	66	(33)	52	8

Individually immaterial associates

In addition to the interest in associates disclosed above, the Group also has interests in a number of individually immaterial associates that are accounted for using the equity method.

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
At 1 January	31	1
Exchange differences	(1)	(2)
Acquisitions[1]	—	31
Disposals	(19)	—
Share of profit	2	1
At 31 December[1]	13	31
1.	Investments in associated undertakings have been retrospectively adjusted by an increase of £10m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

£nil (2022: £1m) relates to unrecognised share of losses related to associates.